Long-term bank loans - Part IV	12 Months Ended
Dec. 31, 2024
Long-term Bank Loans - Part Iv
Long-term bank loans - Part IV

Assumed Debt from Eagle

Through the Eagle Merger the Company assumed $375,500 of bank loans and refinanced it in full using funds drawn from the ING $94,000 Facility, the ABN AMRO $94,120 Facility, the DNB $100,000 Facility and the ESUN $100,000 Facility as described above.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp.

Convertible Notes

In April 2024 and in connection with the Eagle Merger, the Company entered into a first supplemental indenture (the “Supplemental Indenture”) with the trustee of the Convertible Notes previously held by Eagle, which amended and supplemented the existing base indenture (as amended by the Supplemental Indenture, the “Indenture”) governing the Convertible Notes. The Supplemental Indenture provided that, among other things, from and after the Effective Time, the right to convert each $1,000 principal amount of Convertible Notes into shares of Eagle common stock would be changed into a right to convert such principal amount of Convertible Notes into the kind and amount of shares of Star Bulk common stock that a holder of a number of shares of Eagle common stock equal to the conversion rate immediately prior to the Effective Time would have been entitled to receive at the Effective Time. Accordingly, from and after the Effective Time, each $1,000 principal amount of Convertible Notes became convertible subject to the terms and conditions of the Indenture. In addition, the Convertible Notes were guaranteed by the Company pursuant to the Supplemental Indenture.

8.       Long-term bank loans - (continued):

Convertible Notes – (continued)

The Convertible Notes bore interest at a rate of 5.00% per annum on the outstanding principal amount thereof, payable semi-annually in arrears on February 1 and August 1 of each year.

On August 1, 2024, the outstanding Convertible Notes matured (the “Maturity Date”) and had a conversion ratio of 86.0801 shares of Star Bulk common stock per $1,000 principal amount of Convertible Notes. Based on the abovementioned conversion ratio, on the Maturity Date, the Company issued 5,971,284 new shares of Star Bulk common stock and the 1,341,584 shares that were previously issued under the Share Lending Agreement were returned to the Company and canceled, as described below.

Share Lending Agreement

In connection with the issuance of the Convertible Notes by Eagle, certain persons had entered into an arrangement to borrow up to 511,840 shares of Eagle common stock through JCS, an initial purchaser of the Convertible Notes.

Upon closing of the Eagle Merger, the Eagle shares lent to JCS were exchanged for 1,341,584 shares of Star Bulk common stock.

On the Maturity Date of the Convertible Notes, the shares lent under the Share Lending Agreement were returned to the Company and canceled.

Credit Facilities Covenants:

The Company’s outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under the Company’s credit facilities;
•	change the flag, class or management of the Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of vessel value to secured loan amount (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

8.       Long-term bank loans - (continued):

As of December 31, 2023 and 2024, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000 and $75,500, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2023 and 2024, the Company was required to maintain minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs as described in Note 18) of $34,269 and $15,814, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2024, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 7.

The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 7), following a number of interest rates swaps the Company has entered into (Note 18), for the years ended December 31, 2022, 2023 and 2024 was 3.21%, 5.13% and 6.48%, respectively. The commitment fees incurred during the years ended December 31, 2022, 2023 and 2024, with regards to the Company’s unused amounts under its credit facilities were $7, $27 and $43, respectively. The principal payments required to be made after December 31, 2024 are as follows:

Twelve month periods ending	Amount
December 31, 2025	$221,147
December 31, 2026	338,825
December 31, 2027	292,682
December 31, 2028	183,927
December 31, 2029	131,867
December 31, 2030 and thereafter	95,440
Total Long-term bank loans	$1,263,888
Unamortized loan issuance costs	(7,606)
Total Long-term bank loans, net	$1,256,282
Current portion of long-term bank loans	221,147
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,035,135

All of the Company’s bank loans and applicable lease financings (Note 7) bear interest at SOFR plus a margin. The amounts of “Interest and finance costs” included in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2022	2023	2024
Interest on financing agreements	$56,537	$87,857	$94,024
Less: Interest capitalized	—	—	(1,252)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	(10,044)	(21,786)	(5,565)
Amortization of debt (loan & lease) issuance costs	4,918	3,661	3,583
Other bank and finance charges	1,167	1,587	1,037
Interest and finance costs	$52,578	$71,319	$91,827

8.       Long-term bank loans - (continued):

In connection with the prepayments made, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2022, 2023 and 2024, $2,192, $3,549 and $1,058 respectively, of unamortized debt issuance costs were written off. In addition, during the years ended December 31, 2022, 2023 and 2024, $3,218, $2,259 and $86 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statements.

Lastly, upon the de-designation of a certain interest rate swap during the years 2022 and 2023, amounts of $9,474 and $659, respectively, representing the cumulative gain on the hedging instrument on the de-designation date, previously recognized in equity was written off, provided that the forecasted transactions associated with this hedge were no longer probable since the corresponding loan was fully prepaid. No such event existed within 2024. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statements for the years ended December 31, 2022 and 2023.